                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0570
                                                          Expires: Nov. 30, 2005
                                Estimated average burden hours per response: 5.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09477
                                     ---------

                          ING Variable Insurance Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


    The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    --------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:    January 1, 2003 to June 30, 2003
                             --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT


[PHOTO OF ABACUS]

June 30, 2003



ING VP WORLDWIDE
GROWTH PORTFOLIO

                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter......................................    1
Portfolio Managers' Report..............................    2
Index Descriptions......................................    4
Statement of Assets and Liabilities.....................    5
Statement of Operations.................................    6
Statements of Changes in Net Assets.....................    7
Financial Highlights....................................    8
Notes to Financial Statements...........................    9
Portfolio of Investments................................   14
Trustee and Officer Information.........................   17

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
JAMES M. HENNESSY


Dear Shareholder,

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to be overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
James M. Hennessy
President
ING Funds
August 15, 2003

ING VP WORLDWIDE
GROWTH PORTFOLIO                                      PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Domestic Equity Component: A team of investment professionals led by James Vail, CFA, ING Investments, LLC. International
Component: A team of investment professionals led by Philip Schwartz, CFA, and Richard Saler, ING Investments, LLC.

GOAL: The ING VP Worldwide Growth Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET REVIEW: In the domestic portion of the portfolio, the second quarter of 2003 witnessed a major recovery in the broad U.S. equity averages as the major portion of the Iraqi war was completed and investors focused on the underlying fundamentals of an improving economy. The market as measured by the S&P 500 Index rose over 15% as the low interest rate environment and tax rate reduction on dividends creates a more favorable return scenario for equities versus fixed income. Investor sentiment clearly shifted toward the half-full glass compared to the half empty bias in the first quarter.

In international markets, investor behavior shifted from risk-aversion to confident opportunity seeking. In dollar terms, the MSCI World Index rose 9.9% and MSCI EAFE rose 7.7%. Europe was up 8.6%, while Japan rose 2.3%. Emerging markets were the stellar performers, rising 13.9% overall, where several individual emerging countries were up each over 50%. Germany was the leader in developed markets, rising 17.9% through June. The expectation for economic recovery and sharply lower interest rates appeared to be the driving forces.

Economic news in developed countries was relatively weak. In the Eurozone, GDP growth stalled after an anemic bounce back to 1.2% in 2002. Adding pressure to Europe's competitiveness was the 20% fall in the dollar versus the Euro. Germany in particular looks close to deflationary conditions, but is absent a credible recovery strategy. Japan emerged from recession, at least temporarily, showing GDP growth of 2.7% in Q1 2003. Japanese stocks made new 20-year lows during the first half, but then rebounded with world markets. Little, if any, progress was made towards structural reform.

PERFORMANCE: For the six-month period ended June 30, 2003, the Portfolio, excluding any charges, returned 9.8%, compared to the MSCI World index, which returned 9.9%.

PORTFOLIO SPECIFICS: The domestic portion of the Portfolio benefited from its exposure to the information technology sector as many of these companies saw significant price appreciation during the first six months of 2003 due to the above mentioned factors. Strong performances of portfolio companies Yahoo!, Amazon.com and eBay we believe were the result of the investment community understanding that the future may be very bright for the Internet survivors. Traditional retailer Gap was another top holding that benefited from the re-emergence of a strong product cycle and the belief that a turnaround may be under way under new management.

Relative performance within the international portion was affected by the powerful surge in lower quality stocks, and the portfolio's relatively light weighting in such names. We are biased in our long-term experience to own financially strong companies, and from time to time, lower quality wins out. The portfolio remained well diversified. Attractive valuations, negative sentiment and multi-pronged economic stimulus provided an opportunity to become more aggressive. As a result, the portfolio was underweight in consumer staples by 2% and underweight in healthcare. Financials were underweight by 3% due to an increased risk of lower asset quality at many banks. Energy was 2% overweight as valuations and dividend yields were favorable. Deutsche Bank's 44% rise was a strong contributor to returns, as global investment banks came back into favor. Also strong was newly purchased Yukos, which soared 55%. Yukos is a major Russian oil company with rapid production growth and undervalued assets. Sony was a disappointment, falling 40% after a profit shortfall. Japanese retailer Ito-Yokado declined 18% as pricing competition increased.

MARKET OUTLOOK: Seldom in the history of stock markets have such forces combined to set the stage for higher corporate profits and in turn, higher equity prices. The Fed has provided the lowest interest rates in 40 years and the weakened U.S. dollar has helped those companies that are truly global. The lowered tax rates on dividend income should be extremely beneficial for equities. Forecasts for GDP growth in the second half of 2003 have been edging higher and corporate sentiment appears to be improving. Despite all the turmoil of the past three years, the consumer has held up and the unemployment rate is not particularly high by historical standards. While doubts remain concerning broad market valuations,

PORTFOLIO MANAGERS' REPORT
                                                                ING VP WORLDWIDE
                                                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

we remain encouraged by the fundamental outlook for our portfolio companies.

Although long-term economic imbalances still exist globally, the near-term outlook has improved. Stocks have enjoyed a strong rally since the March lows. Economic stimulus in the form of tax cuts and falling interest rates are significant. Globally, economies are still weak but due to lower rates and an expected pick up in the U.S., there may be reason to be more positive. There are even positive signs in Germany and Japan. German labor reform is progressing and new tax cuts are likely to be implemented. Japanese growth, although muted, is somewhat better than expected. Profits at Japanese companies have been relatively good as cost cutting continues. More cautiously, the strong Euro may further pressure European corporate profits and economies. Given the strong move up in stocks, valuation appears considerably less attractive.

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2003
                                           -------------------------------------
                                                                 SINCE INCEPTION
                                           1 YEAR                   04/28/00
                                           ------                   --------
ING VP Worldwide Growth Portfolio          -6.76%                    -15.16%
MSCI World Index                           -1.89%                    -11.75%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Worldwide Growth Portfolio against the MSCI World Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expense. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risk, including fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of mid-sized and smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. This portfolio invests in companies that the Portfolio Managers believe have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that emphasizes other styles. The value of convertible securities may fall when interest rates rise.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an average-weighted index by market value and measures the performance of approximately 1,450 securities representing 20 countries.

The STANDARD & POORS (S&P) 500 INDEX is a widely recognized, unmanaged index of 500 common stocks.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value*                           $ 33,100,461
Cash                                                              3,123,901
Receivables:
  Investment securities sold                                          3,749
  Portfolio shares sold                                             235,242
  Dividends and interest                                             68,367
Other Investments (Note 2)                                          307,363
Prepaid expenses                                                      1,074
Reimbursement due from investment manager                            16,496
                                                               ------------
  Total assets                                                   36,856,653
                                                               ------------
LIABILITIES:
Payable for investment securities purchased                           3,748
Payable for securities loaned                                       307,363
Payable for portfolio shares redeemed                                   794
Payable to affiliates                                                36,130
Payable for trustee fees                                              3,299
Other accrued expenses and liabilities                              103,960
                                                               ------------
  Total liabilities                                                 455,294
                                                               ------------
NET ASSETS (EQUIVALENT TO $5.92 PER SHARE ON 6,150,004
  SHARES OUTSTANDING)                                          $ 36,401,359
                                                               ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital -- shares of beneficial interest at $0.001
  par value (unlimited shares authorized)                        45,833,502
Undistributed net investment income                                  98,179
Accumulated net realized loss on investments and foreign
  currencies                                                    (12,657,777)
Net unrealized appreciation of investments and foreign
  currencies                                                      3,127,455
                                                               ------------
NET ASSETS                                                     $ 36,401,359
                                                               ============
------------------
* Cost of securities                                           $ 29,976,789

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes)*                            $   273,211
  Interest                                                           7,803
  Securities lending income                                          1,400
                                                               -----------
     Total investment income                                       282,414
                                                               -----------
EXPENSES:
  Investment management fees                                       149,761
  Distribution fees                                                 37,440
  Custody and accounting expense                                    33,710
  Transfer agent fees                                               21,494
  Trustees' fees                                                     1,234
  Shareholder reporting expense                                     16,658
  Registration fees                                                    663
  Professional fees                                                 19,106
  Miscellaneous expense                                              1,357
                                                               -----------
     Total expenses                                                281,423
Less:
  Net waived and reimbursed fees                                    97,188
                                                               -----------
     Net expenses                                                  184,235
                                                               -----------
  Net investment income                                             98,179
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
  Net realized loss on investments                              (1,023,899)
  Net realized loss on foreign currencies                           (4,166)
                                                               -----------
     Net realized loss on investments and foreign currencies    (1,028,065)
  Net change in unrealized appreciation of investments and
     foreign currencies                                          3,938,629
                                                               -----------
     Net realized and unrealized gain on investments and
      foreign currencies                                         2,910,564
                                                               -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 3,008,743
                                                               ===========
------------------
* Foreign taxes                                                $    31,214

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED
                                                               JUNE 30,          DECEMBER 31,
                                                                 2003                2002
                                                              -----------        ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                                  $    98,179        $     (2,339)
Net realized loss on investments and foreign currencies        (1,028,065)         (7,537,360)
Net change in unrealized appreciation (depreciation) of
  investments and foreign currencies                            3,938,629          (1,137,335)
                                                              -----------        ------------
Net increase (decrease) in net assets resulting from
  operations                                                    3,008,743          (8,677,034)
                                                              -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                  --              (4,070)
                                                              -----------        ------------
Net decrease in net assets resulting from distributions to
  shareholders                                                         --              (4,070)
                                                              -----------        ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                9,032,114          24,331,455
Dividends reinvested                                                   --               4,070
Cost of shares redeemed                                        (3,384,179)        (11,893,232)
                                                              -----------        ------------
Net increase in net assets resulting from capital share
  transactions                                                  5,647,935          12,442,293
                                                              -----------        ------------
Net increase in net assets                                      8,656,678           3,761,189
NET ASSETS:
Beginning of period                                            27,744,681          23,983,492
                                                              -----------        ------------
End of period                                                 $36,401,359        $ 27,744,681
                                                              ===========        ============
Undistributed net investment income at end of period          $    98,179        $         --
                                                              ===========        ============

                 See Accompanying Notes to Financial Statements

ING VP WORLDWIDE GROWTH PORTFOLIO                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                     SIX MONTHS        YEAR ENDED
                                                                       ENDED          DECEMBER 31,         APRIL 28, 2000(1)
                                                                      JUNE 30,     ------------------       TO DECEMBER 31,
                                                                        2003        2002        2001             2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        5.39        7.18        8.81             10.00
 Income from investment operations:
 Net investment income (loss)                                   $        0.02        0.00(5)    (0.01)             0.00(5)
 Net realized and unrealized loss on investments and foreign
 currencies                                                     $        0.51       (1.79)      (1.62)            (1.16)
 Total from investment operations                               $        0.53       (1.79)      (1.63)            (1.16)
 Less distributions from:
 Net investment income                                          $          --        0.00(5)       --                --
 Net realized gains on investments                              $          --          --          --              0.02
 In excess of net realized gains on investments                 $          --          --          --              0.01
 Total distributions                                            $          --        0.00(5)       --              0.03
 Net asset value, end of the period                             $        5.92        5.39        7.18              8.81
 TOTAL RETURN(2):                                               %        9.83      (24.92)     (18.50)           (11.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                           $      36,401      27,745      23,983            10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %        1.23        1.23        1.23              1.23
 Gross expenses prior to expense reimbursement(3)               %        1.88        2.07        2.97              2.97
 Net investment income (loss) after expense
 reimbursement(3)(4)                                            %        0.66       (0.01)      (0.15)            (0.11)
 Portfolio turnover rate                                        %          12         279         252                11
----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized

(3) Annualized for the periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investment, LLC within three years.

(5) Per share amount is less than $0.01.

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. ING VP Worldwide Growth Portfolio is a separately managed portfolio (the "Portfolio") of the ING Variable Insurance Trust ("the "Trust"). The Trust was organized as a Delaware business trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio commenced operations on April 28, 2000. Shares of the Trust are offered to separate accounts as an investment medium for variable contracts issued by life insurance companies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days at the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

--------------------------------------------------------------------------------

B.    Security Transactions and Investment Income.
      Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C. Distributions to Shareholders. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Portfolio. The Portfolio may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

D. Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1)   Market value of investment securities,
            other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2)   Purchases and sales of investment
            securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government Securities. These risks include, but are not limited, to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government Securities.

E.    Forward Foreign Currency Contracts. The
      Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and

--------------------------------------------------------------------------------

      liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2003, the Portfolio did not have any open forward foreign currency contracts.

F.    Repurchase Agreement. The Portfolio's
      custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

G.    Federal Income Taxes. It is the Portfolio's
      Policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Portfolio intends not to be subject to any federal excise tax.

H.    Use of Estimates. Management of the
      Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

I.    Securities Lending. Under an agreement with
      Brown Brothers Harriman ("BBH"), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. It has the option to temporarily loan up to 30% of its total assets in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is reflected in Other Investments on the Statement of Assets and Liabilities. The cash collateral received as of June 30, 2003 is $307,363. The cash collateral received is invested in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust whose units are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. At June 30, 2003, the Portfolio had securities on loan with a total market value of $294,934.

NOTE 3 -- INVESTMENT MANAGER AND DISTRIBUTOR

ING Investments, LLC ("Investment Manager"), a wholly-owned subsidiary of ING Groep N.V. is the Investment Manager of the Portfolio. The Trust

--------------------------------------------------------------------------------

pays the Investment Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Manager has entered into an expense limitation contract with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

Under the expense limitation agreement, the Portfolio will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. As of June 30, 2003, the cumulative amount of reimbursed fees that is subject to possible recoupment by the Manager is $97,188.
The Trust, on behalf of the Portfolio, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act. The Portfolio pays ING Funds Distributor, LLC (the "Distributor") monthly, based on an annual rate of up to 0.25% of the Portfolio's average daily net assets. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2003, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

 ACCRUED
INVESTMENT     ACCRUED
MANAGEMENT   DISTRIBUTION
   FEE           FEE         TOTAL
----------   ------------   -------
 $29,388        $6,742      $36,130

The Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2003, were as follows:

Aggregate purchases                       $9,164,167
Aggregate sales                           $3,384,179

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                               SIX MONTHS ENDED
                                JUNE 30, 2003
                          --------------------------
                           SHARES          AMOUNT
                          ---------      -----------
Shares sold               1,639,033      $ 9,032,114
Shares redeemed            (632,119)      (3,384,179)
                          ---------      -----------
Net increase              1,006,914      $ 5,647,935
                          =========      ===========

                                  YEAR ENDED
                              DECEMBER 31, 2002
                         ----------------------------
                           SHARES           AMOUNT
                         ----------      ------------
Shares sold               3,857,243      $ 24,331,455
Shares reinvested               744             4,070
Shares redeemed          (2,056,947)      (11,893,232)
                         ----------      ------------
Net increase              1,801,040      $ 12,442,293
                         ==========      ============

NOTE 7 -- CONCENTRATION OF INVESTMENT RISKS

FOREIGN SECURITIES. The Portfolio may invest in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions,

--------------------------------------------------------------------------------

expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

NON-DIVERSIFIED. The Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

NOTE 8 -- FEDERAL INCOME TAXES

During the period ended June 30, 2003, the foreign taxes paid or withheld were $31,214.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. For the six-months ended June 30, 2003, there were no dividends or distributions to shareholders.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs, wash sales and other differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

  AMOUNT      EXPIRATION DATES
-----------   ----------------
$11,521,879      2009-2010

NOTE 9 -- SUBSEQUENT EVENTS

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Fund.

ING
VP WORLDWIDE
GROWTH
PORTFOLIO               PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCKS: 86.9%
                      AUSTRALIA: 0.7%
      41,000          QBE Insurance Group Ltd.                  $   256,269
                                                                -----------
                      TOTAL AUSTRALIA                               256,269
                                                                -----------
                      BERMUDA: 1.9%
      37,000          Tyco Intl. Ltd.                               702,260
                                                                -----------
                      TOTAL BERMUDA                                 702,260
                                                                -----------
                      CANADA: 1.2%
       3,100          EnCana Corp.                                  117,954
       8,243          EnCana Corp.                                  316,284
                                                                -----------
                      TOTAL CANADA                                  434,238
                                                                -----------
                      DENMARK: 1.6%
       8,200          Danske Bank A/S                               159,688
       4,575          Novo-Nordisk A/S                              160,158
       8,100          TDC A/S                                       242,245
                                                                -----------
                      TOTAL DENMARK                                 562,091
                                                                -----------
                      FINLAND: 0.8%
       6,400          Nokia OYJ                                     105,391
       2,800          Nokia OYJ ADR                                  46,004
      10,000          UPM-Kymmene OYG                               145,955
                                                                -----------
                      TOTAL FINLAND                                 297,350
                                                                -----------
                      FRANCE: 3.4%
       2,950          Aventis SA                                    162,301
       5,500          AXA                                            85,328
       3,379          Lafarge SA                                    197,894
       4,900          Schneider Electric SA                         230,366
       3,200          Societe Generale                              202,845
       1,720          Total SA                                      259,931
       3,050          Valeo SA                                      105,775
                                                                -----------
                      TOTAL FRANCE                                1,244,440
                                                                -----------
                      GERMANY 1.6%
       2,900          Deutsche Bank AG                              188,091
       4,750          Deutsche Boerse AG                            251,624
      15,800          Infineon Technologies AG                      152,772
                                                                -----------
                      TOTAL GERMANY                                 592,487
                                                                -----------
                      HONG KONG: 0.4%
      86,000          Beijing Enterprises Holdings Ltd.              72,235
      84,000          China Merchants Holdings Intl. Co. Ltd.        75,403
                                                                -----------
                      TOTAL HONG KONG                               147,638
                                                                -----------
                      HUNGARY: 0.2%
       6,500          OTP Bank RT                                    62,795
                                                                -----------
                      TOTAL HUNGARY                                  62,795
                                                                -----------
                      INDONESIA: 0.2%
     169,500          HM Sampoerna Tbk PT                            85,264
                                                                -----------
                      TOTAL INDONESIA                                85,264
                                                                -----------
                      IRELAND: 0.9%
      17,900          Irish Life & Permanent PLC                    194,660
      19,800    @     Ryanair Holdings PLC                          142,563
                                                                -----------
                      TOTAL IRELAND                                 337,223
                                                                -----------
                      ISRAEL: 0.5%
       3,400          Teva Pharmaceutical Industries ADR            193,562
                                                                -----------
                      TOTAL ISRAEL                                  193,562
                                                                -----------
                      ITALY: 0.7%
      31,800          Banca Fideuram SpA                            173,458
      15,100          Bulgari SpA                                    84,099
                                                                -----------
                      TOTAL ITALY                                   257,557
                                                                -----------

   Shares                                                          Value
---------------------------------------------------------------------------
                      JAPAN: 6.9%
       7,300          FamilyMart Co. Ltd.                       $   130,406
       3,100          Fanuc Ltd.                                    153,612
       1,400          Hirose Electric Co. Ltd.                      115,778
      11,000          JGC Corp.                                      74,020
      10,000          Kao Corp.                                     186,134
         800          Mabuchi Motor Co. Ltd.                         61,162
      18,400          Marui Co. Ltd.                                163,504
      12,000          Matsushita Electric Industrial Co. Ltd.       118,826
       8,000          Nikko Cordial Corp.                            32,113
      23,000          Nomura Holdings, Inc.                         291,918
         110          NTT DoCoMo, Inc.                              238,184
       5,700          Otsuka Kagu Ltd.                              106,808
       9,800          Sekisui House Ltd.                             74,270
      10,000          Sharp Corp.                                   128,336
       8,800          Shimano, Inc.                                 138,367
       4,400          Tokyo Electron Ltd.                           208,503
      11,100          Toyota Motor Corp.                            287,495
                                                                -----------
                      TOTAL JAPAN                                 2,509,436
                                                                -----------
                      MALAYSIA: 0.5%
      82,600          Berjaya Sports Toto BHD                        80,426
     109,500          Public Bank BHD                                87,024
                                                                -----------
                      TOTAL MALAYSIA                                167,450
                                                                -----------
                      MEXICO: 1.0%
      38,800          Cemex SA de CV                                173,454
       6,400          Telefonos de Mexico SA de CV ADR              201,088
                                                                -----------
                      TOTAL MEXICO                                  374,542
                                                                -----------
                      NETHERLANDS: 1.5%
       9,812          Koninklijke Philips Electronics NV            186,592
       3,705          Royal Dutch Petroleum Co.                     171,972
       3,500          Royal Dutch Petroleum Co.                     163,170
                                                                -----------
                      TOTAL NETHERLANDS                             521,734
                                                                -----------
                      NEW ZEALAND: 0.7%
      77,700          Telecom Corp of New Zealand Ltd.              238,365
                                                                -----------
                      TOTAL NEW ZEALAND                             238,365
                                                                -----------
                      NORWAY: 0.2%
      15,400          Tomra Systems ASA                              66,137
                                                                -----------
                      TOTAL NORWAY                                   66,137
                                                                -----------
                      RUSSIA: 0.7%
     4,500 A          YUKOS ADR                                     250,425
                                                                -----------
                      TOTAL RUSSIA                                  250,425
                                                                -----------
                      SINGAPORE: 0.4%
      22,000          United Overseas Bank Ltd.                     154,912
                                                                -----------
                      TOTAL SINGAPORE                               154,912
                                                                -----------
                      SOUTH AFRICA: 0.4%
      12,600          Gold Fields Ltd. ADR                          153,468
                                                                -----------
                      TOTAL SOUTH AFRICA                            153,468
                                                                -----------
                      SPAIN: 0.6%
      19,500          Telefonica SA                                 226,391
                                                                -----------
                      TOTAL SPAIN                                   226,391
                                                                -----------
                      SWEDEN: 1.0%
       6,700          Atlas Copco AB                                157,353
      11,500          ForeningsSparbanken AB                        158,746
       7,925          Swedish Match AB                               59,896
                                                                -----------
                      TOTAL SWEDEN                                  375,995
                                                                -----------
                      SWITZERLAND: 2.8%
       2,200          Alcon, Inc                                    100,541
         300          Kuoni Reisen Holding                           77,074
       1,670          Nestle SA                                     344,590
       3,915          Novartis AG                                   154,918
       2,430          Roche Holding AG                              190,608
       2,800          UBS AG                                        155,757
                                                                -----------
                      TOTAL SWITZERLAND                           1,023,488
                                                                -----------

                 See Accompanying Notes to Financial Statements

ING
VP WORLDWIDE
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
                      TAIWAN: 0.3%
      10,100    @     Taiwan Semiconductor Manufacturing Co.
                       Ltd. ADR                                 $   101,808
                                                                -----------
                      TOTAL TAIWAN                                  101,808
                                                                -----------
                      THAILAND: 0.2%
      14,100          BEC World PLC                                  80,495
                                                                -----------
                      TOTAL THAILAND                                 80,495
                                                                -----------
                      UNITED KINGDOM: 8.7%
      41,400          Amvescap PLC                                  285,562
       2,600          Amvescap PLC ADR                               36,348
      39,600          BAA PLC                                       320,522
      51,400          BP PLC                                        356,446
      18,200          British American Tobacco PLC                  206,475
      30,975    @     British Sky Broadcasting PLC                  343,226
       6,600          Diageo PLC                                     70,465
      13,000          GlaxoSmithKline PLC                           262,357
       1,500          GlaxoSmithKline PLC ADR                        60,810
       2,000          HSBC Holdings PLC ADR                         118,220
       9,000          Imperial Tobacco Group PLC                    160,840
      27,000          Kingfisher PLC                                123,526
     114,500          Legal & General Group PLC                     158,711
      10,800          Provident Financial PLC                       113,613
       1,300          Rio Tinto PLC ADR                              99,515
       6,825          Rio Tinto PLC                                 128,390
     158,947          Vodafone Group PLC                            310,809
                                                                -----------
                      TOTAL UNITED KINGDOM                        3,155,835
                                                                -----------
                      UNITED STATES: 46.9%
       1,500          Allergan, Inc.                                115,650
       6,700   @,A    Amazon.Com, Inc.                              244,483
       7,400          American Intl. Group                          408,332
       8,700    @     Amgen, Inc.                                   578,028
       9,200    @     Analog Devices, Inc.                          320,344
       2,700          Anheuser-Busch Cos., Inc.                     137,835
       3,940          Apache Corp.                                  256,336
       7,000    @     Applied Materials, Inc.                       111,020
       6,700          Avon Products, Inc.                           416,740
       1,000    @     Barr Laboratories, Inc.                        65,500
       4,200    @     Boston Scientific Corp.                       256,620
      33,100    @     Cisco Systems, Inc.                           552,439
       5,500          Citigroup, Inc.                               235,400
      10,400    @     Comcast Corp.                                 299,832
       8,058    @     Comcast Corp.                                 243,190
       3,000    @     Costco Wholesale Corp.                        109,800
       3,700    @     eBay, Inc.                                    385,466
      55,300    @     EMC Corp-Mass                                 578,991
       3,900    @     Forest Laboratories, Inc.                     213,525
      18,500          Gap, Inc.                                     347,060
         800          General Dynamics Corp.                         58,000
      23,400          General Electric Co.                          671,112
       2,200    @     Gilead Sciences, Inc.                         122,276
       5,200          Goldman Sachs Group, Inc.                     435,500
       5,500    @     Guidant Corp.                                 244,145
      23,300          Halliburton Co.                               535,900
       2,200          Harley-Davidson, Inc.                          87,692
      15,800          Hewlett-Packard Co.                           336,540
      15,200          Intel Corp.                                   315,917
       7,700          International Business Machines Corp.         635,250
      14,200          JP Morgan Chase & Co.                         485,356
       4,200    @     Kohl's Corp.                                  215,796
       3,700          Maxim Integrated Products                     126,503
      10,700    @     Medimmune, Inc.                               389,159
       4,500          Medtronic, Inc.                               215,865
       7,000          Merck & Co., Inc.                             423,850
      19,100          Microsoft Corp.                               489,151
      15,200    @     Nextel Communications, Inc.                   274,816
       3,800          Nike, Inc.                                    203,262
         600          Northrop Grumman Corp.                         51,774
       8,400    @     Novellus Systems, Inc.                        307,616
      39,800    @     Oracle Corp.                                  478,396
       4,200          PepsiCo, Inc.                                 186,900
      25,600          Pfizer, Inc.                                  874,240
       2,900          Schlumberger Ltd                              137,953
       6,900          SLM Corp.                                     270,273
       5,700    @     St. Jude Medical, Inc.                        327,750
      11,900    @     Staples, Inc.                                 218,365
      10,500          Texas Instruments, Inc.                       184,800
       3,800          UnitedHealth Group, Inc.                      190,950
      11,900    @     Veritas Software Corp.                        341,173
       4,800          Viacom, Inc.                                  209,568
       5,600          Wal-Mart Stores, Inc.                         300,552
       8,800    @     Xilinx, Inc.                                  222,728
      13,400    @     Yahoo!, Inc.                                  438,984
       4,000    @     Zimmer Holdings, Inc.                         180,200
                                                                -----------
                      TOTAL UNITED STATES                        17,064,903
                                                                -----------
                      Total Common Stocks
                       (Cost $28,683,740)                        31,638,558
                                                                -----------
MUTUAL FUNDS: 4.0%
                      INVESTMENT COMPANIES: 4.02%
       5,100          Internet HOLDRs Trust                         197,727
       2,400          iShares MSCI EAFE Index Fund                  259,944
      11,600          iShares MSCI United Kingdom Index Fund        152,308
       6,400          iShares S&P Europe 350 Index Fund             337,792
      11,200          Nasdaq-100 Index Tracking Stock               335,440
       6,300          Semiconductor HOLDRs Trust                    178,479
                                                                -----------
                                                                  1,461,690
                                                                -----------
                      Total Mutual Funds
                       (Cost $1,292,767)                          1,461,690
                                                                -----------
RIGHTS: 0.00%
                      FRANCE: 0.00%
          79          Lafarge SA                                        213
                                                                -----------
                                                                        213
                                                                -----------
                      Total Rights
                       (Cost $282)                                      213
                                                                -----------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $29,976,789)*                       90.9%  $33,100,461
              OTHER ASSETS AND LIABILITIES-NET             9.1    3,300,898
                                                        ------  -----------
              NET ASSETS                                100.0%  $36,401,359
                                                        ======  ===========

 @     Non-income producing security
 ADR   American Depositary Receipt
 GDR   Global Depositary Receipt
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                               $3,809,300
      Gross Unrealized Depreciation                               $ (685,626)
                                                                  ----------
      Net Unrealized Appreciation                                 $3,123,672
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
VP WORLDWIDE
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                             Percentage of
Industry Group                                                Net Assets
--------------------------------------------------------------------------
Aerospace/Defense                                                  0.3%
Agriculture                                                        1.4%
Airlines                                                           0.4%
Apparel                                                            0.6%
Auto Manufacturers                                                 0.8%
Auto Parts & Equipment                                             0.3%
Banks                                                              3.5%
Beverages                                                          1.1%
Biotechnology                                                      1.6%
Building Materials                                                 1.0%
Computers                                                          4.3%
Cosmetics/Personal Care                                            1.7%
Diversified Financial Services                                     7.7%
Electrical Components & Equipment                                  0.4%
Electronics                                                        1.4%
Engineering & Construction                                         1.1%
Entertainment                                                      0.2%
Environmental Control                                              0.2%
Equity Fund                                                        4.0%
Food                                                               0.9%
Forest Products & Paper                                            0.4%
Hand/Machine Tools                                                 0.6%
Healthcare-Products                                                3.6%
Healthcare-Services                                                0.5%
Holding Companies-Divers                                           0.4%
Home Builders                                                      0.2%
Home Furnishings                                                   0.3%
Insurance                                                          2.5%
Internet                                                           2.9%
Leisure Time                                                       0.8%
Machinery-Construction & Mining                                    0.4%
Media                                                              3.2%
Mining                                                             1.0%
Miscellaneous Manufacturing                                        4.1%
Oil & Gas                                                          5.2%
Oil & Gas Services                                                 1.9%
Pharmaceuticals                                                    9.3%
Retail                                                             4.6%
Semiconductors                                                     5.6%
Software                                                           3.6%
Telecommunications                                                 6.7%
Other Assets and Liabilities, Net                                  9.1%
                                                                 -----
                                                                 100.0%
                                                                 =====

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee          February 2001 -   Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                       Present           Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                                 P.C., Attorneys (1996 - Present);
Born: 1934                                                           Director, Tambrands, Inc. (1993 - 1998);
                                                                     and Trustee of each of the funds managed
                                                                     by Northstar Investment Management
                                                                     Corporation (1993 - 1999).

J. Michael Earley(3)              Trustee          February 2002 -   President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                       Present           Bankers Trust Company, N.A. (1992 -
Scottsdale, AZ 85258                                                 Present).
Born: 1945

R. Barbara Gitenstein(2)          Trustee          February 2002 -   President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                       Present           Present). Formerly, Executive Vice
Scottsdale, AZ 85258                                                 President and Provost, Drake University
Born: 1948                                                           (1992 - 1998).

Walter H. May(2)                  Trustee          February 2001 -   Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                       Present           Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                                 Inc.; Trustee of each of the funds
Born: 1936                                                           managed by Northstar Investment
                                                                     Management Corporation (1996 - 1999).

Jock Patton(2)                    Trustee          February 2001 -   Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                       Present           Formerly Director and Chief Executive
Scottsdale, AZ 85258                                                 Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                           (January 1999 - December 2001); Director
                                                                     of Stuart Entertainment, Inc.; Director
                                                                     of Artisoft, Inc. (1994 - 1998).

David W.C. Putnam(3)              Trustee          February 2001 -   President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                       Present           Securities Company, Inc. and its
Scottsdale, AZ 85258                                                 affiliates; President, Secretary and
Born: 1939                                                           Trustee, The Principled Equity Market
                                                                     Fund. Formerly, Trustee, Trust Realty
                                                                     Trust (December Corp.; Anchor Investment
                                                                     Trust; Bow 2000 - Present); Ridge Mining
                                                                     Company and each of the F.L. Putnam
                                                                     funds managed by Northstar Investment
                                                                     Foundation Management Corporation (1994
                                                                     - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Paul S. Doherty(2)                111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1934

J. Michael Earley(3)              111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)          111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                  111        Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, AZ 85258
Born: 1936

Jock Patton(2)                    111        Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                 (January 1999 - Present); JDA
Scottsdale, AZ 85258                         Software Group, Inc. (January
Born: 1945                                   1999 - Present); Buick of
                                             Scottsdale, Inc.; and National
                                             Airlines, Inc.
David W.C. Putnam(3)              111        Anchor International Bond
7337 E. Doubletree Ranch Rd.                 (December 2000 - Present);
Scottsdale, AZ 85258                         Progressive Capital
Born: 1939                                   Accumulation Trust (August
                                             1998 - Present); Principled
                                             Equity Market Fund (November
                                             1996 - Present), Mercy
                                             Endowment Foundation (1995 -
                                             Present); Director, F.L.
                                             Putnam Investment Management
                                             Company (December 2001 -
                                             Present); Asian American Bank
                                             and Trust Company (June 1992 -
                                             Present); and Notre Dame
                                             Health Care Center (1991 -
                                             Present) F.L. Putnam
                                             Securities Company, Inc. (June
                                             1978 - Present); and an
                                             Honorary Trustee, Mercy
                                             Hospital (1973 - Present).

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                Trustee          October 1999 -    General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                       Present           (January 1997 - Present). Chairman of
Scottsdale, AZ 85258                                                 the Board and Trustee of each of the
Born: 1933                                                           funds managed by ING Investment
                                                                     Management Co. LLC (November 1998 -
                                                                     February 2001).

Roger B. Vincent(3)               Trustee          February 2002 -   President, Springwell Corporation (1989
7337 E. Doubletree Ranch Rd.                       Present           - Present). Formerly, Director Tatham
Scottsdale, AZ 85258                                                 Offshore, Inc. (1996 - 2000).
Born: 1945

Richard A. Wedemeyer(2)           Trustee          October 1999 -    Retired. Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                       Present           President -- Finance and Administration,
Scottsdale, AZ 85258                                                 Channel Corporation (June 1996 - April
Born: 1936                                                           2002). Formerly Vice President,
                                                                     Operations and Administration, Jim
                                                                     Henson Productions. (1979 - 1997);
                                                                     Trustee, First Choice Funds (1997 -
                                                                     2001); and of each of the funds managed
                                                                     by ING Investment Management Co. LLC
                                                                     (1998 - 2001).
TRUSTEES WHO ARE "INTERESTED
 PERSONS"

Thomas J. McInerney(4)            Trustee          February 2001 -   Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                       Present           Financial Services (September 2001 -
Scottsdale, AZ 85258                                                 Present); General Manager and Chief
Born: 1956                                                           Executive Officer, ING U.S. Worksite
                                                                     Financial Services (December 2000 -
                                                                     Present); Member ING Americas Executive
                                                                     Committee (2001 - Present); President,
                                                                     Chief Executive Officer and Director of
                                                                     Northern Life Insurance Company (March
                                                                     2001 - October 2002), ING Aeltus Holding
                                                                     Company, Inc. (2000 - Present), ING
                                                                     Retail Holding Company (1998 - Present),
                                                                     ING Life Insurance and Annuity Company
                                                                     (September 1997 - November 2002) and ING
                                                                     Retirement Holdings, Inc. (1997 -
                                                                     Present). Formerly, General Manager and
                                                                     Chief Executive Officer, ING Worksite
                                                                     Division (December 2000 - October 2001),
                                                                     President ING-SCI, Inc. (August 1997 -
                                                                     December 2000); President, Aetna
                                                                     Financial Services (August 1997 -
                                                                     December 2000).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                111        Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                 (January 1998 - Present).
Scottsdale, AZ 85258
Born: 1933

Roger B. Vincent(3)               111        Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                 Inc. (1998 - Present).
Scottsdale, AZ 85258
Born: 1945
Richard A. Wedemeyer(2)           111        Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                 (1997 - Present).
Scottsdale, AZ 85258
Born: 1936

TRUSTEES WHO ARE "INTERESTED
 PERSONS"
Thomas J. McInerney(4)            165        Director, Hemisphere Inc. (May
7337 E. Doubletree Ranch Rd.                 2003 - Present); Equitable
Scottsdale, AZ 85258                         Life Insurance Co., Golden
Born: 1956                                   American Life Insurance Co.,
                                             Life Insurance Company of
                                             Georgia, Midwestern United
                                             Life Insurance Co., ReliaStar
                                             Life Insurance Co., Security
                                             Life of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001 - Present);
                                             Director, Ameribest Life
                                             Insurance Co., (March 2001 to
                                             January 2003); Director, First
                                             Columbine Life Insurance Co.
                                             (March 2001 to December 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Governor's Council on
                                             Economic Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 Trustee          February 2001 -   Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                       Present           (May 2002 - Present); President, Turner
Scottsdale, AZ 85258                                                 Investment Company (January 2002 -
Born: 1939                                                           Present). Mr. Turner was formerly Vice
                                                                     Chairman of ING Americas (2000 - 2002);
                                                                     Chairman and Chief Executive Officer of
                                                                     ReliaStar Financial Corp. and ReliaStar
                                                                     Life Insurance Company (1993 - 2000);
                                                                     Chairman of ReliaStar United Services
                                                                     Life Insurance Company (1995 - 1998);
                                                                     Chairman of ReliaStar Life Insurance
                                                                     Company of New York (1995 - 2001);
                                                                     Chairman of Northern Life Insurance
                                                                     Company (1992 - 2001); Chairman and
                                                                     Trustee of the Northstar affiliated
                                                                     investment companies (1993 - 2001) and
                                                                     Director, Northstar Investment
                                                                     Management Corporation and its
                                                                     affiliates (1993 - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 111        Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                 Corporation (March 2000 -
Scottsdale, AZ 85258                         Present); Shopko Stores, Inc.
Born: 1939                                   (August 1999 - Present); and
                                             M.A. Mortenson Company (March
                                             2002 - Present).

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Valuation Committee member.

(3) Audit Committee member.

(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:

James M. Hennessy                  President, Chief         March 2001 -         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer        Present              ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258               and Chief Operating                           Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Officer                                       Investments, LLC, Lexington Funds
                                                                                 Distributor, Inc., Express America T.C.
                                                                                 Inc. and EAMC Liquidation Corp. (since
                                                                                 December 2001); Executive Vice President
                                                                                 and Chief Operating Officer of ING Funds
                                                                                 Distributor, LLC (since June 2000).
                                                                                 Formerly, Executive Vice President and
                                                                                 Chief Operating Officer of ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002); Senior
                                                                                 Executive Vice President (June 2000 to
                                                                                 December 2000) and Secretary (April 1995
                                                                                 to December 2000) of ING Capital
                                                                                 Corporation, LLC, ING Funds Services,
                                                                                 LLC, ING Investments, LLC, ING Advisors,
                                                                                 Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive
                                                                                 Vice President, ING Capital Corporation,
                                                                                 LLC and its affiliates (May 1998 to June
                                                                                 2000) and Senior Vice President, ING
                                                                                 Capital Corporation, LLC and its
                                                                                 affiliates (April 1995 to April 1998).

Stanley D. Vyner                   Executive Vice           October 2000 -       Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President                Present              Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                        (July 2000 to present) and Chief
Born: 1950                                                                       Investment Officer of the International
                                                                                 Portfolios, ING Investments, LLC (July
                                                                                 1996 to present). Formerly, President
                                                                                 and Chief Executive Officer of ING
                                                                                 Investments, LLC (August 1996 to August
                                                                                 2002).

Michael J. Roland                  Executive Vice           February 2002 -      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                         Principal Financial      October 2000 -       Distributor, LLC, ING Advisors, Inc.,
                                   Officer                  Present              ING Investments, LLC (December 2001 to
                                   Senior Vice              March 2001 -         present), Lexington Funds Distributor,
                                   President                February 2002        Inc., Express America T.C. Inc. and EAMC
                                                                                 Liquidation Corp. (since December 2001).
                                                                                 Formerly, Executive Vice President,
                                                                                 Chief Financial Officer and Treasurer of
                                                                                 ING Quantitative Management, Inc.
                                                                                 (December 2001 to October 2002); Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Robert S. Naka                     Senior Vice              October 2000 -       Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary                           ING Funds Distributor, LLC, ING
Born: 1963                                                                       Advisors, Inc., ING Investments, LLC
                                                                                 (October 2001 to present) and Lexington
                                                                                 Funds Distributor, Inc. (since December
                                                                                 2001). Formerly, Senior Vice President
                                                                                 and Assistant Secretary for ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to October 2002); Vice President,
                                                                                 ING Investments, LLC (April 1997 to
                                                                                 October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and
                                                                                 Assistant Vice President, ING Funds
                                                                                 Services, LLC (August 1995 to February
                                                                                 1997).

Robyn L. Ichilov                   Vice President           October 2000 -       Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.                                Present              LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (since August 1997);
Born: 1967                         Treasurer                March 2001 -         Accounting Manager, ING Investments, LLC
                                                            Present              (since November 1995).

Kimberly A. Anderson               Vice President and       February 2001 -      Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       Secretary                Present              of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                             Distributor, LLC, ING Advisors, Inc.,
Born: 1964                                                                       ING Investments, LLC (since October
                                                                                 2001) and Lexington Funds Distributor,
                                                                                 Inc. (since December 2001). Formerly,
                                                                                 Vice President for ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 October 2002); Assistant Vice President
                                                                                 of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held
                                                                                 various other positions with ING Funds
                                                                                 Services, LLC for more than the last
                                                                                 five years.

Lauren D. Bensinger                Vice President           February 2003 -      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                        (July 1995 to Present); Vice President
Born: 1954                                                                       (February 1996 to Present) and Chief
                                                                                 Compliance Officer (October 2001 to
                                                                                 Present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000 to
                                                                                 Present), Formerly Vice President and
                                                                                 Chief Compliance Officer ING
                                                                                 Quantitative Management, Inc. (July 2000
                                                                                 to September 2002), and Vice President,
                                                                                 ING Fund Services, LLC (July 1995 to
                                                                                 Present).

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:
Todd Modic                         Assistant Vice           August 2001 -        Vice President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting-Fund Accounting of ING Funds
Scottsdale, AZ 85258                                                             Services, LLC (September 2002 to
Born: 1967                                                                       present). Director of Financial
                                                                                 Reporting of ING Investments, LLC (
                                                                                 March 2001 to September 2002). Formerly,
                                                                                 Director of Financial Reporting, Axient
                                                                                 Communications, Inc. (May 2000 to
                                                                                 January 2001) and Director of Finance,
                                                                                 Rural/Metro Corporation (March 1995 to
                                                                                 May 2000).

Maria M. Anderson                  Assistant Vice           August 2001 -        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Susan P. Kinens                    Assistant Vice           February 2003 -      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002 - Present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 219368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, Massachusetts 02109

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Variable Annuities' Customer Service Desk at
      1-800-366-0066. Please read the prospectus carefully before you invest or send money.


[ING FUNDS LOGO]                                     VPWGSAR0603-081803

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust




By /s/ James M. Hennessy
   --------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date:  August 28, 2003
       -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By  /s/ James M. Hennessy
   --------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date:  August 28, 2003
       -------------------------------------




By /s/ Michael J. Roland
   --------------------------
        Michael J. Roland
        Executive Vice President and Chief Financial Officer

Date:  August 28, 2003
       -------------------------------------